MARSHALL MID-CAP GROWTH FUND
(A Portfolio of Marshall Funds, Inc.)

----------------------------------------------------------------------------

     Supplement to The Advisor Class of Shares (Class A) and The Investor  Class
of    Shares    (Class    Y)    Prospectuses     dated    October    31,    2003
----------------------------------------------------------------------------


     Under the section entitled "Marshall Funds, Inc. Information - Portfolio Managers" please replace the paragraph relating to the management of the MID-CAP GROWTH FUND with the following:

     Effective this date, Sean A. McLeod, Portfolio Manager for the SMALL CAP GROWTH FUND has accepted the responsibility to also manage the MID-CAP GROWTH FUND.











                                                            November 21, 2003



Marshall Investor Services
P.O. Box 1348
Milwaukee, WI  53201-1348
1-800-580-FUND (3863) (Class A)
Internet address:  http://www.marshallfunds.com
TDD:  Speech and Hearing Impaired Services
1-800-209-3520

Cusip 572353 76 1
Cusip 572353 87 8

29665 (11/03)